5. BANK PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Bank Premises And Equipment Tables
Bank premises and equipment
(In thousands)	2016	2015
Building	$16,226	$16,181
Furniture and equipment	7,113	6,532
Leasehold improvements	352	350
Less accumulated depreciation
and amortization	(8,049)	(6,630)
	$15,642	$16,433